Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Subscriptions received in advance [member]	Capital reserve [member]	Retained earnings [member]	Total
Balance (in shares) at Mar. 31, 2023	3,969,617
Balance at Mar. 31, 2023	$ 26,449,839	$ 0	$ 1,806,894	$ (17,869,111)	$ 10,387,622
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 4 and 7) (in shares)	23,772
Shares issued – exploration and evaluation assets (Notes 4 and 7)	$ 185,600	0	0	0	185,600
Share-based payments (Note 9)	0	0	15,787	0	15,787
Loss and comprehensive loss for the period	$ 0	0	0	(608,178)	(608,178)
Share issue costs					0
Balance (in shares) at Jun. 30, 2023	3,993,389
Balance at Jun. 30, 2023	$ 26,635,439	0	1,822,681	(18,477,289)	9,980,831
Balance (in shares) at Mar. 31, 2023	3,969,617
Balance at Mar. 31, 2023	$ 26,449,839	0	1,806,894	(17,869,111)	$ 10,387,622
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 4 and 7) (in shares)					29,900
Shares issued – exploration and evaluation assets (Notes 4 and 7)					$ 235,600
Shares issued – for services (Note 7) (in shares)					30,900
Balance (in shares) at Mar. 31, 2024	5,208,009
Balance at Mar. 31, 2024	$ 32,123,613	105,000	2,462,047	(21,481,123)	$ 13,209,537
Balance (in shares) at Jun. 30, 2023	3,993,389
Balance at Jun. 30, 2023	$ 26,635,439	0	1,822,681	(18,477,289)	9,980,831
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 4 and 7) (in shares)	6,128
Shares issued – exploration and evaluation assets (Notes 4 and 7)	$ 50,000	0	0	0	50,000
Share-based payments (Note 9)	0	0	894,913	0	894,913
Loss and comprehensive loss for the period	$ 0	0	0	(3,863,992)	(3,863,992)
Shares issued – private placements (Note 7) (in shares)	1,141,592
Shares issued – private placements (Note 7)	$ 7,047,668	0	0	0	7,047,668
Warrant premium – on private placements (Note 7)	(377,911)		377,911		0
Flow-through premium – on private placements (Note 7)	(20,143)	0	0	0	(20,143)
Share issue costs	(480,415)	0	0	0	(480,415)
Finder fee warrants – on private placements (Note 7)	(280,100)	0	280,100	0	0
Derivative liability (Note 7)	(823,597)	0	0	0	(823,597)
Subscriptions received in advance (Note 7)	$ 0	105,000	0	0	105,000
Shares issued – options exercised (Note 7) (in shares)	36,000
Shares issued – options exercised (Note 7)	$ 184,800	0	(53,400)	0	131,400
Shares issued – for services (Note 7) (in shares)	30,900
Shares issued – for services (Note 7)	$ 187,872	0	0	0	187,872
Transfer of cancelled/forfeited options	$ 0	0	(860,158)	860,158	0
Balance (in shares) at Mar. 31, 2024	5,208,009
Balance at Mar. 31, 2024	$ 32,123,613	105,000	2,462,047	(21,481,123)	$ 13,209,537
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 4 and 7) (in shares)	28,818				28,818
Shares issued – exploration and evaluation assets (Notes 4 and 7)	$ 100,000	0	0	0	$ 100,000
Loss and comprehensive loss for the period	$ 0	0	0	(857,094)	(857,094)
Shares issued – private placements (Note 7) (in shares)	247,471
Shares issued – private placements (Note 7)	$ 1,455,129	(105,000)	0	0	1,350,129
Warrant premium – on private placements (Note 7)	(480,000)	0	480,000	0	0
Flow-through premium – on private placements (Note 7)	(57,012)	0	0	0	(57,012)
Share issue costs	(22,869)	0	0	0	(22,869)
Finder fee warrants – on private placements (Note 7)	(100)	0	100	0	0
Transfer of cancelled/forfeited options	$ 0	0	(278,337)	278,337	0
Balance (in shares) at Jun. 30, 2024	5,484,298
Balance at Jun. 30, 2024	$ 33,118,761	$ 0	$ 2,663,810	$ (22,059,880)	$ 13,722,691